Derivatives (Fair Value of Derivative Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liability Derivatives:
Preferred Distribution Rate Reset Election	$ (40,800)
Embedded Derivative Financial Instruments | Other Long-Term Liabilities
Liability Derivatives:
Preferred Distribution Rate Reset Election	(40,840)	$ (45,209)
Not Designated As Hedging Instrument | Commodity Derivatives | Current Assets - Other
Asset Derivatives:
Gross amount of recognized assets	3,431	505
Gross amount offset in the Consolidated Balance Sheets	(1,361)	(505)
Net amount of assets presented in the Consolidated Balance Sheets	2,070	0
Liability Derivatives:
Gross amount of recognized liabilities	(1,361)	(1,203)
Gross amount offset in the Consolidated Balance Sheets	1,361	1,203
Net amount of liabilities presented in the Consolidated Balance Sheets	0	0
Not Designated As Hedging Instrument | Swap | Current Assets - Other
Asset Derivatives:
Gross amount of recognized assets	1,274	0
Not Designated As Hedging Instrument | Swap | Current Liabilities - Accrued Liabilities
Liability Derivatives:
Gross amount of recognized liabilities	(125)	0
Designated as Hedging Instrument | Commodity Derivatives | Current Assets - Other
Asset Derivatives:
Gross amount of recognized assets	469	54
Gross amount offset in the Consolidated Balance Sheets	(44)	(54)
Net amount of assets presented in the Consolidated Balance Sheets	425	0
Liability Derivatives:
Gross amount of recognized liabilities	(44)	(863)
Gross amount offset in the Consolidated Balance Sheets	44	338
Net amount of liabilities presented in the Consolidated Balance Sheets	$ 0	$ (525)